Schedule of Investments (unaudited) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.6%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$483,964
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	225	251,728
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/20	730	735,044
Series A, 5.00%, 12/01/21	1,950	2,045,102
Series A, 4.00%, 07/01/46(a)	325	331,646
Series A-1, 4.00%, 06/01/22	825	868,618
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	684,358
4.00%, 12/01/23	375	412,474
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,853,861
Series A, 4.00%, 06/01/23	2,225	2,412,834
Series A, 4.00%, 06/01/49(a)	6,720	7,448,515
State of Alabama Docks Department, Refunding RB, Series B, 5.00%, 10/01/20	1,750	1,750,210

		19,278,354

Alaska — 0.4%
Alaska Municipal Bond Bank Authority, Refunding RB
5.00%, 12/01/22	750	816,008
5.00%, 12/01/23	2,000	2,254,460

		3,070,468

Arizona — 1.8%
Arizona Health Facilities Authority, RB, Series B, 0.10%, 01/01/46(a)	4,300	4,300,000
Arizona State University, Refunding RB, Series A, 0.09%, 07/01/34(a)	1,300	1,300,000
Glendale Union High School District No.205, GO, Series C, 5.00%, 07/01/22	1,000	1,082,650
Industrial Development Authority of the County of Yavapai, RB, Series A, 0.15%, 09/01/35(a)	5,000	5,000,000
Maricopa County Industrial Development Authority, Refunding RB
Series A, 5.00%, 09/01/21	770	802,894
Series A, 5.00%, 09/01/22	750	816,278

		13,301,822

California — 1.3%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	580,981
Series A, 4.00%, 06/01/23	450	493,191
Series A, 5.00%, 06/01/24	600	698,232
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/21	1,305	1,373,526
California Municipal Finance Authority, Refunding RB, 5.00%, 10/01/20	305	305,027
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	584,246
Series A, 5.00%, 04/01/24	485	559,932

Security	Par (000)	Value

California (continued)
City of Long Beach California Harbor Revenue, ARB, Series C, 4.00%, 07/15/21	$4,770	$4,907,185
Palmdale Financing Authority, Refunding RB, (AGM), 4.00%, 11/01/20	340	341,027

		9,843,347

Colorado — 0.1%
Adams & Arapahoe Joint School District 28J Aurora, Refunding GO, Series A, 5.00%, 12/01/20	355	357,716

Connecticut — 6.8%
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series I-1, 5.00%, 07/01/21	700	723,793
Series S, 5.00%, 07/01/21	1,030	1,064,464
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/21	1,500	1,565,625
Series A, 5.00%, 08/01/22	900	978,111
Series A, 5.00%, 10/01/22	340	372,140
Series A, 5.00%, 05/01/23	475	532,580
Series A, 5.00%, 05/01/24	865	1,007,128
Series B, 5.00%, 10/01/22	3,400	3,721,368
Series B, 5.00%, 10/01/23	225	256,502
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	215,179
State of Connecticut, GO
Series A, 5.00%, 04/15/21	11,000	11,277,420
Series A, 5.00%, 10/15/22	1,000	1,094,450
Series A, 5.00%, 03/15/23	695	773,667
Series B, 5.00%, 04/15/21	685	702,276
Series C, 5.00%, 07/15/22	1,000	1,083,060
Series C, 3.00%, 06/01/23	650	695,272
Series C, 4.00%, 06/01/23	325	356,242
Series C, 3.00%, 06/01/24	1,065	1,163,023
Series C, 4.00%, 06/01/24	550	620,582
Series D, 5.00%, 06/15/21	300	309,903
Series D, 5.00%, 08/15/21	400	416,320
Series E, 4.00%, 09/15/21	770	797,081
State of Connecticut, Refunding GO
Series B, 5.00%, 04/15/21	950	973,959
Series B, 5.00%, 05/15/21	2,000	2,058,240
Series B, 5.00%, 05/15/22	4,955	5,328,805
Series B, 5.00%, 01/15/24	750	861,997
Series C, 5.00%, 06/01/22	600	646,482
Series C, 5.00%, 12/15/22	1,300	1,432,548
Series G, 5.00%, 11/01/20	1,000	1,003,820
University of Connecticut, RB
Series A, 5.00%, 01/15/22	525	555,009
Series A, 5.00%, 03/15/22	1,550	1,649,804
Series A, 5.00%, 04/15/22	4,000	4,271,920
Series A, 5.00%, 04/15/24	650	746,856
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	763,762

		50,019,388

District of Columbia — 0.3%
District of Columbia, RB, 0.16%, 04/01/38(a)	1,535	1,535,000

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, Refunding RB
5.00%, 10/01/21	$250	$260,972
5.00%, 10/01/22	325	353,168

		2,149,140

Florida — 2.8%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	565,104
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,678,790
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/21	2,500	2,597,175
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	349,401
Sereis A-1, 5.00%, 10/01/23	400	444,476
County of Palm Beach Florida, RB, 0.10%, 07/01/32(a)	2,070	2,070,000
Monroe County School District, RB, (AGM), 5.00%, 10/01/20	500	500,060
Orange County Health Facilities Authority, Refunding RB, 0.13%, 07/01/27(a)	1,470	1,470,000
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/27(a)	5,000	5,000,000
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	562,380
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,641,464
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/22	2,085	2,279,134
Tolomato Community Development District, Refunding SAB
Series A-1, (AGM), 2.00%, 05/01/21	585	589,066
Series A-1, (AGM), 2.00%, 05/01/22	605	616,217

		20,363,267

Georgia — 7.5%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, 1.36%, 12/01/22(a)	594	599,910
Bartow County Development Authority, Refunding RB, 1.55%, 08/01/43(a)	1,730	1,751,002
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24(b)	1,470	1,719,973
City of Atlanta Georgia, Refunding TA
5.00%, 12/01/20	2,000	2,013,640
5.00%, 12/01/21	1,150	1,205,349
Cobb County Kennestone Hospital Authority, Refunding RB, 5.00%, 04/01/21	200	204,382
Development Authority for Fulton County, RB, Series A, 5.00%, 04/01/21	125	127,739
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(a)	3,245	3,284,135
Development Authority of Monroe County, RB, 0.16%, 06/01/49(a)	2,900	2,900,000
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,211,857
Series A, 4.00%, 04/01/48(a)	30,500	33,410,920
Series C, 5.00%, 09/01/22	500	534,355
Series C, 5.00%, 09/01/23	1,000	1,103,270
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,425,258

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, Series B, 0.09%, 01/01/48(a)	$800	$800,000
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/22	675	713,455
Series A, 5.00%, 01/01/23	900	991,224

		54,996,469

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A-1, 2.95%, 07/01/23	1,000	1,054,020

Illinois — 1.3%
Chicago Housing Authority, RB, M/F Housing, Series A, 5.00%, 01/01/22	1,400	1,478,400
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24(b)	500	573,545
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/21	2,000	2,063,080
Illinois Finance Authority, Refunding RB
5.00%, 03/01/21	265	270,001
5.00%, 08/15/21	1,000	1,040,960
5.00%, 08/15/22	750	815,437
5.00%, 08/15/23	1,000	1,132,520
Series C2B, 0.13%, 11/01/38(a)	1,000	1,000,000
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	785	813,441

		9,187,384

Indiana — 1.5%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 08/15/23	2,000	2,271,300
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(a)	2,250	2,283,840
Indiana Finance Authority, RB, 3.00%, 02/01/23	225	234,956
Indiana Finance Authority, Refunding RB
Series A, 5.00%, 05/01/23(c)	1,400	1,572,522
Series D, 0.10%, 03/01/33(a)	4,000	4,000,000
Lawrence Township School Building Corp., RB, 4.00%, 01/15/24	550	614,790
Southwest Allen Multi School Building Corp., RB, 4.00%, 07/15/24(b)	325	369,629

		11,347,037

Iowa — 3.3%
Iowa Finance Authority, RB, 0.30%, 04/01/22(a)	22,500	22,500,000
Iowa Student Loan Liquidity Corp, Refunding RB
Series A, AMT, 5.00%, 12/01/20	650	653,270
Series A, AMT, 5.00%, 12/01/21	750	776,587

		23,929,857

Kansas — 3.8%
City of Burlington Kansas, Refunding RB(a)
Series A, 0.24%, 09/01/35	18,000	18,000,000
Series B, 0.24%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO
Series 2019-A, (BAM), 4.00%, 09/01/22	280	299,774
Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,195,430

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	$1,465	$1,510,664
Johnson County Unified School District No.233 Olathe, Refunding GO, Series B, 3.00%, 09/01/21	500	512,905

		27,518,773

Kentucky — 2.3%
City of Owensboro KY Electric Light & Power System Revenue, Refunding RB
Series B, 5.00%, 01/01/22	2,700	2,847,312
Series B, 4.00%, 01/01/23	1,750	1,881,110
Kentucky Asset Liability Commission, RB, Series A, 5.00%, 09/01/21	2,000	2,074,800
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/21	775	787,292
Series A-1, 4.00%, 12/01/22	1,000	1,067,640
Series C, 4.00%, 08/01/22	400	422,980
Series C, 4.00%, 08/01/23	500	543,910
Series C-1, 4.00%, 12/01/21	1,500	1,555,260
Series C-1, 4.00%, 06/01/22	1,750	1,841,577
Series C-1, 4.00%, 12/01/22	2,500	2,669,100
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 11/01/23	1,000	1,129,570

		16,820,551

Louisiana — 3.9%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	676,854
(AGM), 5.00%, 08/01/24	500	584,575
East Baton Rouge Parish Industrial Development Board, Inc., RB, Series B, 0.13%, 12/01/40(a)	15,000	15,000,000
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	540,915
(BAM), 3.00%, 09/01/23	500	532,945
Parish of St John the Baptist, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,343,469
St Tammany Parish Wide School District No.12, GO, Series A, 4.00%, 03/01/21	300	304,428
West Baton Rouge Parish School District No.3, GO
(AGM), 3.00%, 03/01/21	300	303,198
(AGM), 5.00%, 03/01/21	225	229,257

		28,515,641

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	747,558
Series B, 5.00%, 04/15/23	675	749,614
Series B, 5.00%, 04/15/24	700	805,294
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/21	235	242,981

		2,545,447

Massachusetts — 1.7%
City of Worcester, 2.00%, 02/16/21	5,500	5,536,281
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/21	3,485	3,606,870
Series A, 5.00%, 07/01/22	525	560,348

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series B-1, 5.00%, 10/15/20(c)	$765	$766,339
Town of Truro, Refunding, 2.00%, 06/11/21	2,000	2,022,960

		12,492,798

Michigan — 1.6%
Central Michigan University, Refunding RB, Series A, 0.12%, 10/01/32(a)	5,000	5,000,000
City of Battle Creek Michigan, Refunding GO, 5.00%, 05/01/21	565	580,227
Grand Valley State University, Refunding RB, 5.00%, 12/01/20	630	634,788
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/21	450	472,405
Michigan State Hospital Finance Authority, Refunding RB
Series C, 5.00%, 12/01/20	1,000	1,007,720
Series C, 5.00%, 12/01/21	1,000	1,054,470
Michigan State Housing Development Authority, Refunding RB, Series D, 0.20%, 06/01/30(a)	2,805	2,805,000
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	150	158,454
(Q-SBLF), 5.00%, 11/01/22	290	317,405

		12,030,469

Minnesota(a) — 0.3%
City of Minneapolis Minnesota, Refunding RB, 0.10%, 09/01/26	685	685,000
City of Rochester Minnesota, Refunding RB, Series A, 0.07%, 11/15/38	1,630	1,630,000

		2,315,000

Mississippi — 0.2%
Mississippi Development Bank, RB
3.00%, 11/01/20	460	460,952
5.00%, 11/01/21	500	524,495
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	540,840

		1,526,287

Missouri — 0.1%
City of St Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	155,597
City of Washington, Refunding COP, 5.00%, 03/01/23	370	409,886

		565,483

Nebraska — 1.2%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	4,000	4,535,160
Central Plains Energy Project, Refunding RB
4.00%, 02/01/22	485	507,397
4.00%, 08/01/22	1,500	1,594,920
4.00%, 02/01/23	1,055	1,139,632
4.00%, 08/01/23	875	959,893
Douglas County Hospital Authority No.2, Refunding RB
5.00%, 11/15/22	135	147,822
5.00%, 11/15/23	110	125,124

		9,009,948

Nevada — 0.4%
Clark County School District, Refunding GO, Series C, 5.00%, 06/15/21	2,500	2,576,100

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.3%
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	$1,775	$1,891,405

New Jersey — 19.6%
Belleville Board of Education, GO, (BAM), 3.00%, 09/01/21	1,245	1,272,938
Borough of Mountain Lakes NJ, 1.25%, 09/30/21	4,760	4,799,916
Borough of Tinton Falls, Refunding, 2.00%, 10/29/20	2,800	2,803,192
City of Hermiston OR, GO, 4.00%, 06/01/24	345	388,687
City of Jersey City NJ, Refunding, Series C, 2.00%, 06/17/21	10,345	10,474,209
Garden State Preservation Trust, Refunding RB
Series A, 5.00%, 11/01/20	715	716,637
Series A, 5.00%, 11/01/21	2,195	2,262,013
Gloucester County Improvement Authority, Refunding RB, Series A, 5.00%, 11/01/20	520	521,773
New Jersey Building Authority, Refunding RB
Series A, 5.00%, 06/15/21	2,325	2,390,100
Series A, 5.00%, 06/15/22	3,005	3,204,322
New Jersey Economic Development Authority, RB, Series DDD, 5.00%, 06/15/21	3,000	3,084,000
New Jersey Economic Development Authority, Refunding RB
5.00%, 03/01/21	400	406,636
5.00%, 03/01/21(d)	155	158,092
5.00%, 06/15/21	2,500	2,559,075
5.50%, 09/01/21	2,395	2,439,667
Series A, 1.00%, 06/01/23	1,350	1,370,169
Series B, 5.00%, 11/01/23	1,010	1,124,635
Series BBB, 5.00%, 06/15/21	945	971,460
Series II, 5.00%, 03/01/22	1,310	1,382,639
Series K, (AMBAC), 5.25%, 12/15/20	700	706,055
Series NN, 5.00%, 03/01/22	4,505	4,754,802
Series NN, 5.00%, 03/01/23	3,945	4,287,347
Series XX, 5.00%, 06/15/21	6,390	6,568,920
Series XX, 5.00%, 06/15/23	7,520	8,283,130
Series XX, 5.00%, 06/15/24	2,990	3,379,986
New Jersey Educational Facilities Authority, RB
5.00%, 06/15/22	2,000	2,132,660
5.00%, 06/01/24	280	316,240
New Jersey Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/21	890	918,168
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/21	100	103,283
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/20	600	600,048
5.00%, 10/01/21	2,500	2,575,925
Series A, 5.00%, 07/01/23	1,015	1,139,419
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,277,311
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/21	1,320	1,355,891
5.00%, 06/15/23	1,500	1,648,875
Series A, (AMBAC), 5.25%, 12/15/22	650	708,442
Series AA, 5.00%, 06/15/22	500	533,165
Series AA, 5.00%, 06/15/23	175	192,759
Series B, 5.00%, 06/15/21	3,235	3,325,580
New Jersey Transportation Trust Fund Authority, Refunding RB Series A, 5.50%, 12/15/21	5,845	6,156,831

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series A, (NPFGC), 5.50%, 12/15/21	$305	$321,272
Series A, 5.50%, 12/15/22	1,155	1,265,118
Series A, 5.00%, 06/15/24	545	615,000
Series B, (NPFGC), 5.50%, 12/15/21	1,000	1,053,350
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,271,035
Series D, 5.00%, 12/15/23	275	307,172
South Orange & Maplewood School District, GO, 2.00%, 08/15/23	1,075	1,121,494
State of New Jersey, GO, 5.00%, 06/01/21	650	667,550
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,058,280
Township of Cranford New Jersey, Refunding, 1.50%, 06/25/21	7,900	7,958,460
Township of Maplewood NJ, Refunding, 1.50%, 07/30/21	12,869	12,974,482
Township of Teaneck, 1.50%, 06/25/21	7,950	8,009,466
Township of West Orange, Refunding, 1.50%, 07/30/21	7,307	7,383,644
Township of Woolwich, Series A, 1.50%, 06/03/21	5,300	5,328,196

		143,629,516

New Mexico — 0.4%
Albuquerque Municipal School District No.12, GO, 5.00%, 08/01/21	1,675	1,741,866
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,308,684

		3,050,550

NewYork — 12.4%
Arlington Central School District, GO, 1.50%, 06/29/21	7,900	7,966,044
Carmel Central School District, Refunding, 1.50%, 06/17/21	8,500	8,567,745
City of New York, Refunding GO, Sub-Series J-1, 0.14%, 08/01/24(a)	11,200	11,200,000
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	842,154
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,704,660
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-3, 0.13%, 02/01/44(a)	1,900	1,900,000
New York City Water & Sewer System, Refunding RB, Series AA-2, 0.13%, 06/15/50(a)	24,000	24,000,000
New York State Dormitory Authority, RB, Series B, Subordinate, 5.00%, 03/31/21	8,300	8,497,291
New York State Housing Finance Agency, RB, Series P, 1.55%, 11/01/23	5,295	5,328,517
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	3,000	3,473,370
Plainview Old Bethpage Central School District, 2.00%, 06/25/21	5,200	5,256,316
Queensbury Union Free School District, Refunding, Series B, 1.50%, 07/29/21	1,132	1,142,571
South Colonie Central School District, 1.50%, 07/09/21	2,300	2,317,641
Warwick Valley Central School District, Refunding, Series A, 1.25%, 06/30/21	5,591	5,622,321

		90,818,630

Ohio — 3.0%
City of Berea Ohio, Refunding GO, 2.00%, 03/11/21	2,500	2,516,875
City of Cleveland Ohio Airport System Revenue, Refunding ARB, Series A, (AGM), 5.00%, 01/01/21	2,000	2,020,000
City of Cleveland Ohio Airport System Revenue, Refunding RB, Series A, (AMBAC), 5.25%, 01/01/21	7,000	7,080,780

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	$350	$375,151
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/21	600	632,514
5.00%, 12/01/22	800	879,632
5.00%, 12/01/23	1,100	1,257,608
Series A, 5.00%, 08/01/21	1,840	1,911,410
Series A, 5.00%, 08/01/23	300	338,730
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	787,943
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	235	254,338
Series A, 5.00%, 02/01/23	250	276,100
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 0.12%, 12/01/36(a)	4,000	4,000,000

		22,331,081

Pennsylvania — 8.7%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	2,000	2,211,900
Series A, 5.00%, 04/01/24	2,400	2,747,064
Avon Grove School District Chester County, GO, 4.00%, 11/15/22	425	457,695
Boyertown Area School District, Refunding GO
(BAM), 4.00%, 11/01/21	910	946,118
4.00%, 09/01/22	225	239,954
Centre County Hospital Authority, Refunding RB, Series A, 5.00%, 11/15/21	400	420,288
City of Philadelphia PAWater & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,095,430
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,795,921
City of Williamsport PA, Refunding GO, (AGM), 5.00%, 07/01/21	365	377,333
Commonwealth Financing Authority, RB, 5.00%, 06/01/22	1,000	1,075,210
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22	5,000	5,396,300
1st Series, 5.00%, 03/15/24	1,585	1,839,995
Commonwealth of Pennsylvania, Refunding GO
1st Series, 5.00%, 07/01/21	1,700	1,760,911
1st Series, 5.00%, 08/15/23	1,000	1,135,400
2nd Series, 5.00%, 01/15/22	1,000	1,061,440
County of Lehigh , Refunding RB, 5.00%, 07/01/22	1,385	1,494,332
County of Lehigh, Refunding RB, 5.00%, 07/01/23	700	785,617
DuBois Area School District, Refunding GO
Series B, (BAM), 4.00%, 11/01/22	225	241,213
Series B, (BAM), 4.00%, 11/01/23	325	359,411
East Penn School District, Refunding GO, 4.00%, 08/01/21	1,030	1,061,333
Easton Area School District, Refunding GO, Series A, 4.00%, 04/01/23	375	408,949
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	4,000	4,268,240
Muhlenberg School District, Refunding GO
4.00%, 05/15/23	525	574,628
4.00%, 05/15/24	200	225,612
Palmyra Area School District, Refunding GO
4.00%, 04/01/22	915	965,856
4.00%, 04/01/23	590	644,121
Pennsylvania Economic Development Financing Authority, RB
Series A, 2.15%, 11/01/21	1,500	1,525,365
Series A-1, 5.00%, 04/15/22	545	582,736

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
Series A-1, 5.00%, 04/15/24	$575	$663,119
Pennsylvania Economic Development Financing Authority, Refunding RB, 0.40%, 10/01/23(b)	10,000	10,002,600
Pennsylvania Housing Finance Agency, RB, Series 133, 5.00%, 10/01/23	400	452,704
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	248,204
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/21	2,000	2,075,340
Pottstown School District, Refunding GO, (BAM), 4.00%, 06/01/23	385	420,405
Public Parking Authority Of Pittsburgh, Refunding RB, Series A, 5.00%, 12/01/22	1,010	1,098,718
School District of Philadelphia, GO
Series A, 5.00%, 09/01/22	1,150	1,246,117
Series A, 5.00%, 09/01/23	1,250	1,407,337
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	7,025	7,219,030
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,121,960
5.00%, 06/01/24	900	1,046,619
Wilson Area School District, Refunding GO
4.00%, 03/15/22	285	300,376
4.00%, 03/15/23	900	981,126

		63,982,027

Puerto Rico — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23(b)	4,500	5,102,865

Rhode Island — 0.1%
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	800	893,328

South Carolina — 0.5%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,859,055
Lexington County Health Services District, Inc., Refunding RB
5.00%, 11/01/20	500	501,835
5.00%, 11/01/21	250	262,230
South Carolina Jobs-Economic Development Authority, RB, 0.13%, 12/01/38(a)	1,010	1,010,000

		3,633,120

Tennessee — 0.1%
Jackson Energy Authority, Refunding RB, 5.00%, 12/01/20	1,000	1,007,810

Texas — 6.4%
City of Houston Texas, Refunding GO, Series A, 5.00%, 03/01/21	3,500	3,568,285
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/23	1,500	1,712,790
Series A, 5.00%, 11/01/23	1,250	1,427,338
Harris County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/20	800	804,536
5.00%, 11/15/21	725	763,316
Port of Arthur Navigation District Industrial Development Corp., RB(a)
0.18%, 06/01/41	8,000	8,000,000
0.18%, 03/01/42	3,000	3,000,000

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas, GO(a)
Series A, 0.14%, 06/01/41	$3,470	$3,470,000
Series A, 0.14%, 06/01/43	3,690	3,690,000
Series A, 0.14%, 06/01/45	4,520	4,520,000
Series B, 0.14%, 12/01/42	6,055	6,055,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	1,815	1,957,332
Texas A&M University, Refunding RB, Series E, 5.00%, 05/15/21	1,200	1,235,928
Texas Transportation Commission State Highway Fund, RB, Series B-1, 0.12%, 04/01/32(a)	7,000	7,000,000

		47,204,525

Utah — 0.5%
Central Utah Water Conservancy District, Refunding RB
Series B, 5.00%, 10/01/20	1,850	1,850,241
Series B, 5.00%, 10/01/21	1,875	1,966,125

		3,816,366

Virginia — 0.1%
Lynchburg Economic Development Authority, Refunding RB, Series A, 5.00%, 01/01/21	500	504,900

Washington — 3.1%
County of King, Refunding GO, Series A, 0.13%, 01/01/46(a).	15,000	15,000,000
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	211,750
3.00%, 06/01/24	225	242,235
Seattle Housing Authority, RB, Series A, 3.00%, 06/01/23	3,000	3,166,020
State of Washington, RB, Series F, 5.00%, 09/01/22	460	501,906
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,694,825
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/21	625	650,762

		22,467,498

Wisconsin — 0.8%
Public Finance Authority, Refunding RB 5.00%, 11/15/20	425	425,965

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
5.00%, 01/01/23	$300	$327,687
5.00%, 06/01/23(b)	195	218,244
5.00%, 01/01/24	300	339,138
5.00%, 06/01/24(b)	200	231,940
University of Wisconsin Hospitals & Clinics, Refunding RB, Series B, 0.13%, 04/01/48(a)	3,900	3,900,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 11/15/21	350	364,098

		5,807,072

Total Long-Term Investments — 102.3% (Cost: $744,996,771)		750,955,459

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	90,259	90,278

Total Short-Term Securities — 0.0% (Cost: $90,278)		90,278

Total Investments — 102.3% (Cost: $745,087,049)		751,045,737

Liabilities in Excess of Other Assets — (2.3)%		(16,815,376)

Net Assets — 100.0%		$734,230,361

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$29,737,268	$—	$(29,646,990)	(a)	$(1,473)	$1,473	$90,278	90,259	$2,257	$—

(a)	Represents net amount purchased (sold).

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$750,955,459	$—	$750,955,459
Short-Term Securities
Money Market Funds	90,278	—	—	90,278

	$90,278	$750,955,459	$—	$751,045,737

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAB	Special Assessment Bonds

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	7